GOVERNMENT OBLIGATIONS TAX-MANAGED FUND
Institutional Shares
Institutional Service Shares
(Portfolio of Money Market Obligations Trust)

Supplement to Prospectuses


Please be advised that effective November 17, 1998, Federated Advisers became the Investment Adviser to Government Obligations Tax-Managed Fund, succeeding Federated Administrative Services. Federated Advisers is a registered investment adviser under the Investment Advisers Act of 1940 with its principal offices at Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, Pennsylvania 15222-3779. Furthermore, effective March 31, 1999, Federated Advisers changed its name to Federated Investment Management Company.

Accordingly, all references to Federated Administrative Services should be replaced with references to Federated Investment Management Company.






                                                                  March 31, 1999






[Graphic]
Federated Investors
Federated Securities Corp., Distributor

Federated Investors, Inc.
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779
www.federatedinvestors.com
Cusip 60934N856
Cusip 60934N849
G02595-01 (3/99)
506259